INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax asset at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets
Startup/Organization Expenses	$1,271,319	$7,296
Total deferred tax assets	1,271,319	7,296
Valuation Allowance	(1,271,319)	(7,296)

Deferred tax asset, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2020 and for the period from September 19, 2019 (inception) through December 31, 2019 consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$190,423	$17,500
Deferred	(1,264,023)	(7,296)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,264,023	7,296

Income tax provision	$190,423	$17,500

As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and 2019, the change in the valuation allowance was $1,264,023 and $7,296, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(24.7)%	15.0%

Income tax provision	(3.7)%	36.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination.